BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2019
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1     BASIS OF PRESENTATION

The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted as permitted by rules and regulations of the United States Securities and Exchange Commission (“SEC”). The condensed consolidated balance sheet as of December 31, 2018 was derived from the audited consolidated financial statements of GDS Holdings Limited (“GDS Holdings”) and its subsidiaries (collectively, “the Company”). The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated balance sheet of the Company as of December 31, 2018 and the related consolidated statements of operations, comprehensive loss, changes in shareholders’ equity and cash flows for the year then ended and the related notes to the consolidated financial statements, included in the Annual Report on Form 20-F for the year ended December 31, 2018, filed with the SEC on March 13, 2019.

The condensed consolidated financial statements are presented in Renminbi ("RMB"), rounded to the nearest thousand.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of September 30, 2019, and the results of operations and cash flows for the nine-month periods ended September 30, 2018 and 2019, have been made.

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of long-lived assets, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination, the fair value of the reporting unit for the goodwill impairment test, the allowance for doubtful accounts receivable, the realization of deferred income tax assets, the fair value of share-based compensation awards, the recoverability of long-lived assets, valuation of right-of-use assets and lease liabilities and the fair value of the asset retirement obligation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the condensed consolidated financial statements.